USDC (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Usdc
USDC		$ 95	¥ 665,000	¥ 1,690,000
Fair value of USD stable coin	¥ 1.00